Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2022
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Schedule of supplemental cash flow information
Supplemental cash flow information (included within operating activities) is as follows:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
CHANGE IN NON-CASH OPERATING WORKING CAPITAL
Trade and other receivables	(3.5)	9.5
Inventories	(16.0)	(4.8)
Prepaid expenses and other	3.5	0.2
Trade and other payables	25.1	(3.9)
Total change in non-cash operating working capital	9.1	1.0

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
OTHER NON-CASH ADJUSTMENTS
Unrealized loss on revaluation of foreign exchange forward contracts	0.8	—
Unrealized loss on concentrate contracts	1.8	0.6
Equity settled share-based payment expense	1.0	1.5
Loss on disposal of assets	2.0	2.0
Loss on revaluation of copper price option contracts	—	1.5
Unrealized (gain) loss on revaluation of non-current derivative financial instruments	(3.0)	62.9
Loss on revaluation of CSP’s reclamation and closure cost obligation	2.0	4.5
Inventory provision	4.0	—
Loss on revaluation of investments	28.0	21.3
Total other non-cash adjustments	36.6	94.3